Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Templeton Global Investment Trust
Entity Central Index Key	0000916488
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class A
Trading Symbol	TEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$84	1.75%
[1],[2]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.75%
Net Assets	$ 308,697,668
Holdings Count | $ / shares	95	[3]
Investment Company Portfolio Turnover	10.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$308,697,668
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	10.41%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class C
Trading Symbol	TCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$120	2.50%
[4],[5]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.50%
Net Assets	$ 308,697,668
Holdings Count | $ / shares	95	[6]
Investment Company Portfolio Turnover	10.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$308,697,668
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	10.41%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R
Trading Symbol	FTESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$96	2.00%
[7],[8]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.00%
Net Assets	$ 308,697,668
Holdings Count | $ / shares	95	[9]
Investment Company Portfolio Turnover	10.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$308,697,668
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	10.41%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R6
Trading Symbol	FTEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$71	1.47%
[10],[11]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.47%
Net Assets	$ 308,697,668
Holdings Count | $ / shares	95	[12]
Investment Company Portfolio Turnover	10.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$308,697,668
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	10.41%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Advisor Class
Trading Symbol	TEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$72	1.50%
[13],[14]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%
Net Assets	$ 308,697,668
Holdings Count | $ / shares	95	[15]
Investment Company Portfolio Turnover	10.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$308,697,668
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	10.41%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Series EM
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series EM
Class Name	Franklin Templeton SMACS: Series EM
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series EM1	$0	0.00%
[16],[17],[18]
Expenses Paid, Amount	$ 0	[16]
Expense Ratio, Percent	0.00%	[16]
Net Assets	$ 978,429
Holdings Count | $ / shares	51	[19]
Investment Company Portfolio Turnover	7.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$978,429
Total Number of Portfolio Holdings*	51
Portfolio Turnover Rate	7.55%
[19]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.